Equity-Based Compensation (Details) - Schedule of activity under the plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of activity under the plan [Abstract]
Options to Acquire Units, Options outstanding at December 31, 2019 | shares	2,578,000
Weighted Average Exercise Price per Unit, Options outstanding at December 31, 2019 | $ / shares	$ 1.32
Aggregate Intrinsic Value, Options outstanding at December 31, 2019 | $
Options to Acquire Units, Granted | shares	5,478,000
Weighted Average Exercise Price per Unit, Granted | $ / shares	$ 0.1
Aggregate Intrinsic Value, Granted | $
Options to Acquire Units, Cancelled | shares	(2,422,000)
Weighted Average Exercise Price per Unit, Cancelled | $ / shares	$ 1.27
Aggregate Intrinsic Value, Cancelled | $
Options to Acquire Units, Exercised | shares	(12,000)
Weighted Average Exercise Price per Unit, Exercised | $ / shares	$ 0.28
Aggregate Intrinsic Value, Exercised | $
Options to Acquire Units, Options outstanding at December 31, 2020 | shares	5,622,000
Weighted Average Exercise Price per Unit, Options outstanding at December 31, 2020 | $ / shares	$ 0.15
Aggregate Intrinsic Value, Options outstanding at December 31, 2020 | $	$ 6,481
Options to Acquire Units, Options to Acquire Units, Options exercisable at December 31, 2020 | shares	1,990,000
Weighted Average Exercise Price per Unit, Options exercisable at December 31, 2020 | $ / shares	$ 0.23
Aggregate Intrinsic Value, Options exercisable at December 31, 2020 | $	$ 2,205